Staff numbers and costs (Details) € in Millions	12 Months Ended
	Mar. 31, 2024 EUR (€) employee	Mar. 31, 2023 EUR (€) employee	Mar. 31, 2022 EUR (€) employee
Staff numbers and costs
Flight and cabin crew | employee	21,602	18,432	15,289
Sales, operations, management and administration | employee	2,896	2,365	1,958
Total number of staff | employee	24,498	20,797	17,247
Number of aviation professionals | employee	27,076	22,261	19,116
Payroll costs
Staff and related costs	€ 1,335.4	€ 1,085.4	€ 641.1
Social welfare costs	156.1	80.8	32.5
Other pension costs	12.4	9.0	7.9
Share based payments	(3.9)	16.2	8.6
Total payroll costs	1,500.0	1,191.4	690.1
Costs associated with the defined benefit plans	0.0	0.0	0.0
Staff costs capitalized during the period	€ 58.0	€ 36.0	€ 28.0